Business Combination	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about business combination [abstract]
Business Combination
3.
Business Combination

As stated in Note 1 regarding the MBO, since OMSET PL was formed to acquire OMS and disposed of its indirect interest in OMS shortly after the acquisition, it would be appropriate to view the substance of the various transactions as an acquisition of OMS by OMSET INC on June 16, 2023. The financial statements of OMSET INC would apply the provisions of IFRS 3 as issued by the International Accounting Standards Board in the same manner as they would have been applied in the financial statements of OMSET PL.

OMSET PL has allocated the purchase price of predecessor based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by the IAS using the fair value approach in combination of replacement cost approach and market approach. The management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed, and intangible assets identified as of the acquisition date. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expenses.

The Company completed a business combination on June 16, 2023, whereby OMSET INC acquired OMS through the formation and subsequent restructuring of OMSET PL. This business combination has been recorded in the financial statements as of and for the periods ended on or after the acquisition date, in accordance with IFRS 3. The allocation of the acquisition-date purchase price is presented below for informational purposes and has not changed since the acquisition date.

At the acquisition date, the Company determined the fair values of identifiable assets acquired and liabilities assumed using a combination of replacement cost and market approaches, in accordance with IFRS 3 guidance. Acquisition-related costs were expensed as incurred in general and administrative expenses and were not material.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of predecessor:

At acquisition date	US$’000
Property, plant and equipment	33,400
Intangible assets	216
Right-of-use assets	5,582
Inventories	9,537
Trade receivables	12,189
Cash and cash equivalents	29,903
Other assets	5,006
Trade payables	(10,980)
Amount due to related parties	(8,845)
Lease liabilities	(4,502)
Borrowings	(874)
Deferred tax liabilities, net	(1,193)
Tax provision	(6,267)
Other liabilities	(11,743)
Fair value of net assets acquired	51,429
Less: Purchase consideration	(2,000)
Bargain purchase gain	49,429

The Successor recognized a bargain purchase gain of $49.4 million, representing the excess of the fair value of the net assets acquired over the net consideration paid.

This gain arises primarily as the acquirer and acquiree negotiated and agreed a fixed purchase consideration back in 2022 during which the oil and gas industry is still recovering from a major downturn. As market conditions have improved materially since the downturn, these assets have been revalued to reflect their current fair value and the difference between the acquisition cost and the revalued amount has resulted in a significant gain recognized under bargain purchase gain.

Unaudited Pro Forma Financial Information

The acquired business contributed revenue of $163.3 million and net profit of $82.1 million to the Successor for the period from June 16, 2023 to March 31, 2024. If the acquisition had occurred on April 1, 2023, consolidated pro-forma revenue and net profit for the year ended March 31, 2024 would have been $181.5 million and $83.4 million, respectively. These amounts have been calculated using the Predecessor’s results and adjusting them for the additional depreciation that would have been charged assuming the fair value adjustments to the property, plant and equipment had applied from April 1, 2023, together with the consequential tax effects.